Loans, allowance for loan losses and credit quality - Restructured loans (Details 8) SFr in Millions	12 Months Ended
	Dec. 31, 2016 CHF (SFr) contract	Dec. 31, 2015 CHF (SFr) contract	Dec. 31, 2014 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	16	16	11
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 201	SFr 222	SFr 294
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 201	SFr 225	SFr 242
Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 13	SFr 4
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 13	SFr 4
Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	16	13	10
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 201	SFr 207	SFr 290
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 201	SFr 210	SFr 238
Restructured loans, subsequently defaulted, Number of contracts | contract		1
Restructured loans, subsequently defaulted, Recorded Investment		SFr 65
Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 2	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 2	SFr 0
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	16	16	11
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 201	SFr 222	SFr 294
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 201	SFr 225	SFr 242
Bank | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 13	SFr 4
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 13	SFr 4
Bank | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 0
Bank | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	16	13	10
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 201	SFr 207	SFr 290
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 201	SFr 210	SFr 238
Restructured loans, subsequently defaulted, Number of contracts | contract		1
Restructured loans, subsequently defaulted, Recorded Investment		SFr 65
Bank | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 2	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 2	SFr 0